Fellow Shareholders:
                                                                    May 15, 2000

      As winter turned to spring and temperatures rose, the U.S. economy continued to sizzle, a fact that remained more a worry than a comfort for financial markets. Inflation-adjusted GDP growth rose at a much stronger than expected rate of 7.3% in the fourth quarter of 1999, and was expected to exceed 5% in the first three months of 2000.

      Market watchers are wary of such strength because it can stimulate high inflation and prompt the Federal Reserve to raise interest rates in an effort to slow economic growth. This concern was a principal cause of the sharp volatility in stock prices through the first four months of 2000. It also added to the bearish tone in March when investors decided that the valuations of technology stocks had become too high and sent the Nasdaq Composite Index tumbling. Federal Reserve policy, amid signs of higher wage and price inflation, occupied center stage during April. For example, stronger than expected inflation in the March Consumer Price Index released on April 14 sent equities tumbling that day. At the end of April, the Nasdaq Composite stood at 3861, down 24% from its March 10 high of 5049. Other major indexes were also lower, with the Dow Jones Industrial Average down 6.19% and the S&P 500 down 0.78% from the end of 1999.

      That was in contrast to the uptrend in November and December. Although inflation pressures were on investors' minds as 1999 drew to a close, the stock market continued to rally with few significant setbacks. Technology and small-cap stocks surged. The technology-dominated Nasdaq Composite Index posted a 37.18% gain for November and December and an 85.59% advance for the full year. The S&P 500 gained 8.04% in the last two months and 21.04% for the year. Many foreign markets turned in even stronger performances, with the Morgan Stanley Capital International EAFE Index gaining 25.27% during 1999. Signs that much of the developed world had entered an expansionary cycle and many emerging nations were rebounding from the crisis of 1997 and 1998 bolstered international markets.

      Fixed income was one category that produced mostly negative returns for 1999 as the Federal Reserve repeatedly nudged short-term interest rates higher in an attempt to slow the economy. Continued Federal Reserve pressure lifted the 3-month yield to 5.65% at the end of April 2000. However, the Treasury's bond repurchase program along with some "flight to quality" from the equity markets helped longer maturities, with the 30-year Treasury bond yielding 5.96% at the end of April, down from 6.48% at the end of 1999.

LOOKING AHEAD

      Although no one can predict the future, we have been encouraged by the market's ability to bounce back from sharp declines in recent years. We expect volatility to remain at historically high levels until it becomes clear that the Federal Reserve has completed the current round of tightening. An end to Federal Reserve rate interventions should be positive for the market, leading to reduced volatility and more bullish sentiment. As a result, buyers should return in force and send the market higher. A market rebound will be led, we believe, by the tech sector since it offers great opportunities for future earnings growth. Because our funds remain heavily invested in this sector, we hope to recover the losses sustained during the market downdraft of the last three months.





Respectfully submitted,

/s/ David D. Alger
------------------
David D. Alger
President

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2000

 SHARES        COMMON STOCKS--90.7%                                  VALUE
 ------                                                              -----
               ADVERTISING--1.2%
   15,300      Omnicom Group Inc. ...............................  $1,393,255
                                                                   ----------
               AEROSPACE--4.0%
   30,150      Honeywell International Inc.+ ....................   1,688,400
   46,300      United Technologies Corp. ........................   2,879,280
                                                                   ----------
                                                                    4,567,680
                                                                   ----------
               AUTOMOTIVE--1.8%
   50,800      Harley Davidson, Inc .............................   2,022,475
                                                                   ----------
               BIO-TECHNOLOGY--2.5%
   52,100      Amgen Inc.* ......................................   2,917,600
                                                                   ----------
               BROADCASTING--1.1%
   16,900      Clear Channel
               Communications Inc.* .............................   1,216,800
                                                                   ----------
               CHEMICALS--.6%
   15,000      Du Pont E.I. De Nemours & Co. ....................     711,562
                                                                   ----------
               COMMUNICATION EQUIPMENT--8.3%
   58,800      Cisco Systems, Inc.* .............................   4,076,494
   14,700      Corning Inc. .....................................   2,903,250
   21,400      Motorola, Inc. ...................................   2,547,938
                                                                   ----------
                                                                    9,527,682
                                                                   ----------
               COMMUNICATIONS--7.8%
   20,600      America Online Inc.* .............................   1,232,138
   18,528      At Home Corp., Series A*+ ........................     345,084
   34,000      AT&T Corp. Liberty Media Group, Cl. A* ...........   1,697,875
   23,800      Comcast Corp. Cl. A Special ......................     953,488
   19,200      Cox Communications Inc., Cl. A*+ .................     822,000
   20,400      MCI Worldcom Inc.* ...............................     926,925
   15,700      Sprint Corp. (FON Group) .........................     965,550
   22,000      Time Warner Inc.+ ................................   1,978,625
                                                                   ----------
                                                                    8,921,685
                                                                   ----------
               COMPUTER RELATED &
                  BUSINESS EQUIPMENT--5.7%
    66,800     Dell Computer Corp.* .............................   3,348,350
    23,800     Hewlett-Packard Company ..........................   3,213,000
                                                                   ----------
                                                                    6,561,350
                                                                   ----------
               COMPUTER SERVICES--3.8%
     8,000     CNET Networks Inc.* ..............................     276,500
    19,900     eBay Inc.* .......................................   3,167,831
     6,884     Yahoo Inc.* ......................................     896,641
                                                                   ----------
                                                                    4,340,972
                                                                   ----------
               COMPUTER SOFTWARE--4.9%
    10,100     Aspect Development, Inc.* ........................     698,163
    15,900     Intuit Inc.* .....................................     571,406
    53,600     Microsoft Corporation* ...........................   3,738,600
     7,500     Oracle Corp.* ....................................     599,531
                                                                   ----------
                                                                    5,607,700
                                                                   ----------
               ENERGY & ENERGY SERVICES--3.3%
    84,650     Halliburton Co. ..................................   3,740,472
                                                                   ----------
               FINANCIAL SERVICES--10.1%
     4,000     American Express Company .........................     600,250
    58,100     Citigroup Inc. ...................................   3,453,319
    26,500     Kansas City Southern Industries, Inc.+ ...........   1,904,688
     6,300     Lehman Brothers Holdings Inc.+ ...................     516,994
     5,000     Merrill Lynch & Co., Inc. ........................     509,688
    38,900     Morgan Stanley Dean Witter & Co.                     2,985,575
    34,700     Schwab (Charles) Corporation (The) ...............   1,544,150
                                                                   ----------
                                                                   11,514,664
                                                                   ----------
               FOOD CHAINS--1.4%
    36,800     Safeway Inc.* ....................................   1,623,800
                                                                   ----------
               MANUFACTURING--1.0%
    24,200     Solectron Corp.* .................................   1,132,862
                                                                   ----------
               MEDICAL DEVICES--1.5%
    29,650     Guidant Corp.* ...................................   1,701,168
                                                                   ----------
               OIL & GAS--2.0%
    29,300     Exxon Mobile Corp. ...............................   2,276,244
                                                                   ----------
               PHARMACEUTICALS--7.4%
    65,405     American Home Products Corp. .....................   3,674,942
    41,600     Warner-Lambert Co. ...............................   4,734,600
                                                                   ----------
                                                                    8,409,542
                                                                   ----------
               RETAILING--7.4%
    25,000     Best Buy Company Inc.* ...........................   2,018,750
    49,000     Costco Wholesale Corp.* ..........................   2,649,063
    39,600     Home Depot, Inc. .................................   2,220,075
    29,100     Wal-Mart Stores Inc. .............................   1,611,413
                                                                   ----------
                                                                    8,499,301
                                                                   ----------
               SEMICONDUCTOR CAPITAL EQUIPMENT--5.5%
    41,600     Applied Materials Inc.* ..........................   4,235,400
    18,100     Teradyne, Inc.* ..................................   1,991,000
                                                                   ----------
                                                                    6,226,400
                                                                   ----------

THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS  (Unaudited) (Continued)
April 30, 2000

     SHARES     COMMON STOCKS--(CONTINUED)                            VALUE
     ------                                                           -----
                SEMICONDUCTORS--9.4%
     24,400     Altera Corporation* .............................  $  2,494,900
     25,800     Intel Corp. .....................................     3,271,763
     36,700     Linear Technology Corporation ...................     2,096,488
     17,900     Texas Instruments, Incorporated .................     2,915,463
                                                                   ------------
                                                                     10,778,614
                                                                   ------------
                Total Common Stocks
                  (Cost $78,061,625) ............................   103,691,828
                                                                   ------------

   PRINCIPAL
     AMOUNT     SHORT-TERM INVESTMENTS--15.9%
   ---------
                SHORT-TERM CORPORATE
                  NOTES--7.0%
$ 4,000,000     GTE Funding Inc.,
                  6.01%, 5/25/00 ................................     3,983,973
  4,000,000     National Fuel Gas Co.,
                  6.07%, 5/3/00 .................................     3,998,651
                                                                   ------------
                Total Short-Term Corporate Notes
                  (Cost $7,982,624) .............................     7,982,624
                                                                   ------------

                SECURITIES HELD UNDER
                  REPURCHASE
                  AGREEMENTS--3.0%
                Securities Held Under Repurchase Agreements,
                  5.77%, 5/1/00, with State Street Bank and Trust,
                  dtd 4/28/00, repurchase price $3,426,647;
                  collateralized by Federal Home Loan Bank
                  (par value $3,485,000 due 11/17/03) ...........     3,425,000
                                                                   ------------
   SHARES
   -------
                OTHER SHORT-TERM
                  INVESTMENTS--5.9%
  6,728,754     Securities Lending Quality Trust
                  (Cost $6,728,754) (b) .........................     6,728,754
                                                                   ------------
                Total Short-Term Investments
                  (Cost $18,136,378) ............................    18,136,378
                                                                   ------------

Total Investments
  (Cost $96,198,003)(a) .............................    106.6%     121,828,206
Liabilities in Excess of Other Assets ...............     (6.6)      (7,505,429)
                                                         -----     ------------
Net Assets ..........................................    100.0%    $114,322,777
                                                         =====     ============

*   Non-income producing security.

+   Securities partially or fully on loan.

(a) At April 30, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $96,198,003, amounted to $25,630,203 which consisted of aggregate gross unrealized appreciation of $27,007,456 and aggregate gross unrealized depreciation of $1,377,253.

(b) Represents investment of cash collateral received for securities on loan.


                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
alger GROWTH Retirement PORTFOLIO
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

                                                  SIX MONTHS
                                                     ENDED                             YEAR ENDED OCTOBER 31,
                                                   APRIL 30,      ----------------------------------------------------------------
                                                   2000(II)         1999         1998           1997           1996         1995
                                                   --------       --------     --------       --------       --------     --------
Net asset value, beginning of period ...........   $  17.17       $  12.37     $  10.78       $   9.32       $  11.65     $  10.38
                                                   --------       --------     --------       --------       --------     --------
Net investment income (loss) ...................      (0.01)(i)      (0.05)       (0.01)(i)      (0.02)(i)      (0.01)       (0.01)

Net realized and unrealized
   gain on investments .........................       3.63           5.23         2.82           2.65           0.91         3.59
                                                   --------       --------     --------       --------       --------     --------
     Total from investment
       operations ..............................       3.62           5.18         2.81           2.63           0.90         3.58
Distributions from net
   realized gains ..............................         --          (0.38)       (1.22)         (1.17)         (3.23)       (2.31)
                                                   --------       --------     --------       --------       --------     --------
Net asset value,
   end of period ...............................   $  20.79       $  17.17     $  12.37       $  10.78       $   9.32     $  11.65
                                                   ========       ========     ========       ========       ========     ========
Total Return ...................................       21.1%          42.0%        25.4%          28.8%           8.2%        37.1%
                                                   ========       ========     ========       ========       ========     ========
Ratios and Supplemental Data:
  Net assets, end of period
     (000's omitted) ...........................   $114,323       $ 72,746     $ 40,196       $ 22,922       $ 11,325     $ 13,042
                                                   ========       ========     ========       ========       ========     ========
  Ratio of expenses to
     average net assets ........................       1.07%          1.07%        1.11%          1.13%          1.07%        1.11%
                                                   ========       ========     ========       ========       ========     ========
  Ratio of net investment
     income (loss) to
     average net assets ........................      (0.13%)        (0.39%)      (0.06%)        (0.22%)        (0.09%)      (0.18%)
                                                   ========       ========     ========       ========       ========     ========
  Portfolio Turnover Rate ......................      54.05%        143.80%      130.31%        159.38%        142.83%      133.42%
                                                   ========       ========     ========       ========       ========     ========

(i)  Amount was computed based on average shares outstanding during the period.

(ii) Unaudited. Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.

THE ALGER RETIREMENTFUND
ALGER SMALL CAP RETIREMENT  PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2000

     SHARES     COMMON STOCKS--78.8%                                 VALUE
     ------                                                          -----
                ADVERTISING--.7%
     21,200     Young & Rubicam Inc. ............................  $  1,180,575
                                                                   ------------
                BIO-TECHNOLOGY--4.1%
     86,500     Cygnus, Inc.* ...................................     1,081,250
     10,000     Medimmune Inc.* .................................     1,599,375
     45,200     Sepracor Inc.* ..................................     4,158,400
                                                                   ------------
                                                                      6,839,025
                                                                   ------------
                BROADCASTING--1.3%
     25,000     Adelphia Business
                  Solutions Inc., Cl. A* ........................       875,000
     34,800     Citadel Communications Corp.* ...................     1,359,375
                                                                   ------------
                                                                      2,234,375
                                                                   ------------
                BUSINESS SERVICES--8.6%
     50,700     Aspect Communications Corp.* ....................     1,799,850
     20,300     BISYS Group Inc.* ...............................     1,270,019
     75,000     eSpeed Inc. Cl. A* ..............................     3,543,750
     98,500     Getty Images Inc.* ..............................     2,991,937
     65,000     Globix Corp.* ...................................     1,462,500
     30,000     ImageX.com Inc.* ................................       228,750
     50,000     TeleTech Holdings Inc.* .........................     1,631,250
     50,000     The Management Network Group Inc.* ..............       887,500
     20,000     Vitria Technology Inc.* .........................       738,750
                                                                   ------------
                                                                     14,554,306
                                                                   ------------
                COMMUNICATION EQUIPMENT--6.4%
     23,200     Alpha Industries Inc.* ..........................     1,206,400
     23,000     Aware Inc.* .....................................       897,000
     40,000     Commscope Inc.* .................................     1,900,000
     25,000     Efficient Networks Inc.* ........................     1,643,750
     28,000     Entrust Technologies Inc.* ......................     1,375,500
     89,000     Globecomm Systems Inc.* .........................     1,679,875
     75,000     Westell Technologies Inc. Cl. A* ................     2,132,813
                                                                   ------------
                                                                     10,835,338
                                                                   ------------
                COMMUNICATIONS--9.2%
     31,200     AirGate PCS Inc.* ...............................     2,675,400
     55,000     Alamosa PCS Holdings Inc.* ......................     1,567,500
     30,000     Emmis Communications
                  Corp., Cl. A* .................................     1,275,000
     88,000     ITC DeltaCom Inc.* ..............................     2,893,000
     61,000     Primus Telecommunications
                  Group Incorporated* ...........................     2,001,563
     50,000     RealNetworks Inc.* ..............................     2,381,250
     50,400     Time Warner Telecom Inc., Cl. A* ................     2,759,400
                                                                   ------------
                                                                     15,553,113
                                                                   ------------
                COMPUTER RELATED & BUSINESS
                  EQUIPMENT--5.4%
     70,400     Antec Corp.* ....................................     3,784,000
     26,000     Harmonic Inc.*+ .................................     1,919,125
     28,200     Newport Corp.* ..................................     3,421,013
                                                                   ------------
                                                                      9,124,138
                                                                   ------------
                COMPUTER SERVICES--5.9%
     25,000     CNET Networks Inc.* .............................       864,062
     35,300     Critical Path Inc.* .............................     2,051,813
     47,000     FactSet Research Systems Inc. ...................     1,351,250
     59,500     Insituform Technologies Inc., Cl. A * ...........     1,996,969
     16,000     ISS Group, Inc.* ................................     1,447,000
     10,000     QRS Corp.* ......................................       330,000
     39,900     Vignette Corp.* .................................     1,922,681
                                                                   ------------
                                                                      9,963,775
                                                                   ------------
                COMPUTER SOFTWARE--6.5%
     43,200     BSQUARE Corp.* ..................................       756,000
     55,000     Business Objects ADS* ...........................     5,383,125
     57,400     Centra Software Inc.* ...........................       530,950
     10,000     Cylink Corporation ..............................       143,125
     19,500     Intuit Inc.* ....................................       700,781
     21,000     Liberate Technologies * .........................       821,625
     10,000     MetaSolv Software Inc.* .........................       341,250
     11,600     Micromuse Inc.* .................................     1,138,250
     14,000     Phone.com Inc.* .................................     1,176,000
                                                                   ------------
                                                                     10,991,106
                                                                   ------------
                CONSUMER PRODUCTS--.7%
     35,000     Mettler-Toledo International Inc.* ..............     1,207,500
                                                                   ------------
                ELECTRONICS--2.0%
     40,000     Hadco Corp.* ....................................     3,292,500
                                                                   ------------
                ENERGY & ENERGY
                  SERVICES--2.1%
     15,100     B.J. Services Company* ..........................     1,060,775
     85,700     Rowan Companies* ................................     2,394,244
                                                                   ------------
                                                                      3,455,019
                                                                   ------------
                FINANCIAL SERVICES--1.3%
     57,600     Investment Technology Group* ....................     2,160,000
                                                                   ------------
                FOODS & BEVERAGES--.2%
     10,000     Beringer Wine Estates Holdings, Cl. B* ..........       361,250
                                                                   ------------
                HEALTH CARE--1.2%
     45,000     Cytyc Corporation* ..............................     2,013,750
                                                                   ------------

THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2000

     SHARES     COMMON STOCKS--(CONTINUED)                            VALUE
     ------                                                           -----
                INDUSTRIAL EQUIPMENT--1.0%
     17,700     Waters Corp.* ...................................  $  1,677,075
                                                                   ------------
                MEDICAL SERVICES--2.0%
     88,000     Hooper Holmes Inc. ..............................     1,529,000
     60,000     Province Healthcare Co.* ........................     1,732,500
                                                                   ------------
                                                                      3,261,500
                                                                   ------------
                OIL & GAS--.8%
    108,800     Varco International Inc.* .......................     1,360,000
                                                                   ------------
                PHARMACEUTICALS--3.8%
     66,550     Alza Corp.* .....................................     2,932,359
     70,000     King Pharmaceuticals Inc.* ......................     3,456,250
                                                                   ------------
                                                                      6,388,609
                                                                   ------------
                RESTAURANTS & LODGING--1.1%
     57,500     Outback Steakhouse, Inc.* .......................     1,883,125
                                                                   ------------
                RETAILING--3.0%
     47,000     BJ's Wholesale Club Inc.* .......................     1,665,563
     37,400     Linens'n Things Inc.* ...........................     1,154,725
     20,000     Michaels Stores Inc.* ...........................       788,750
     35,000     Tweeter Home Entertainment Group Inc.* ..........     1,290,625
     10,000     Valuevision International Inc., Cl. A* ..........       199,375
                                                                   ------------
                                                                      5,099,038
                                                                   ------------
                SEMICONDUCTOR CAPITAL
                  EQUIPMENT--6.2%
     30,000     ASM Lithography Holding NV* .....................     1,200,000
     90,000     Atmi Inc.* ......................................     3,465,000
     40,000     Lam Research Corp.* .............................     1,835,000
     49,300     Pri Automation, Inc.* ...........................     3,937,837
                                                                   ------------
                                                                     10,437,837
                                                                   ------------
                SEMICONDUCTORS--3.9%
     39,400     Dallas Semiconductor Corp. ......................     1,691,738
     16,400     Lattice Semiconductor Corp.* ....................     1,104,950
     59,250     Microchip Technology Incorporated* ..............     3,677,202
                                                                   ------------
                                                                      6,473,890
                                                                   ------------
                TRANSPORTATION--1.4%
     69,150     Forward Air Corporation* ........................     2,377,031
                                                                   ------------
                Total Common Stocks
                  (Cost $127,615,583) ...........................   132,723,875
                                                                   ------------
   PRINCIPAL
     AMOUNT     SHORT-TERM INVESTMENTS--18.2%
   ---------
                SHORT-TERM CORPORATE NOTES--13.6%
$ 5,000,000     Cogentrix of Richmond Inc.,
                  6.05%, 5/25/00 ................................     4,979,833
  5,000,000     Dow Chemical Co.,
                  5.99%, 5/3/00 .................................     4,998,336
  4,000,000     GTE Funding Inc.,
                  6.01%, 5/25/00 ................................     3,983,973
  4,000,000     National Fuel Gas Co.,
                  6.07%, 5/3/00 .................................     3,998,652
  5,000,000     Triple-A One Funding Corporation,
                  6.05%, 5/3/00 (a) .............................     4,998,319
                                                                   ------------
                Total Short-Term Corporate Notes
                  (Cost $22,959,113) ............................    22,959,113
                                                                   ------------
                SECURITIES HELD UNDER
                  REPURCHASE AGREEMENTS--4.6%
                Securities Held Under Repurchase Agreements,
                  5.77%, 5/1/00, with State Street Bank and Trust,
                  dtd 4/28/00, repurchase price $7,728,714;
                  collateralized by Federal Home Loan Bank
                  (par value $7,860,000 due 11/17/03) ...........     7,725,000
                                                                   ------------
                Total Short-Term Investments
                  (Cost $30,684,113) ............................    30,684,113
                                                                   ------------
Total Investments
(Cost $158,299,696)(b) ..............................     97.0%     163,407,988
Other Assets in Excess of Liabilities ...............      3.0        5,063,012
                                                         -----     ------------
Net Assets ..........................................    100.0%    $168,471,000
                                                         =====     ============

*    Non-income producing security.

+    Securities partially or fully on loan.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) At April 30, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $158,299,696, amounted to $5,108,292 which consisted of aggregate gross unrealized appreciation of $23,310,536 and aggregate gross unrealized depreciation of $18,202,244.

                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

                                                  SIX MONTHS
                                                     ENDED
                                                   APRIL 30,                           YEAR ENDED OCTOBER 31,
                                                   --------       ----------------------------------------------------------------
                                                   2000(II)         1999         1998           1997           1996         1995
                                                   --------       --------     --------       --------       --------     --------
Net asset value,
   beginning of period .........................   $  22.82       $  16.37     $  18.00       $  17.87       $  17.92     $  10.83
                                                   --------       --------     --------       --------       --------     --------
Net investment income (loss) ...................      (0.05)(i)      (0.12)(i)    (0.08)         (0.10)         (0.05)       (0.07)
Net realized and unrealized
   gain on investments .........................       4.31           8.65         0.02           3.13           1.72         7.23
                                                   --------       --------     --------       --------       --------     --------
    Total from investment
       operations ..............................       4.26           8.53        (0.06)          3.03           1.67         7.16
Distributions from net
   realized gains ..............................         --          (2.08)       (1.57)         (2.90)         (1.72)       (0.07)
                                                   --------       --------     --------       --------       --------     --------
Net asset value,
   end of period ...............................   $  27.08       $  22.82     $  16.37       $  18.00       $  17.87     $  17.92
                                                   ========       ========     ========       ========       ========     ========
Total Return ...................................       18.7%          52.7%        (1.8%)         19.0%           9.2%        66.2%
                                                   ========       ========     ========       ========       ========     ========
Ratios and Supplemental Data:
  Net assets, end of period
     (000's omitted) ...........................   $168,471       $ 63,711     $ 29,938       $ 31,499       $ 30,043     $ 23,002
                                                   ========       ========     ========       ========       ========     ========
  Ratio of expenses to
     average net assets ........................       1.19%          1.02%        1.03%          1.06%          1.05%        1.13%
                                                   ========       ========     ========       ========       ========     ========
  Ratio of net investment
     income (loss) to
     average net assets ........................      (0.33%)        (0.57%)      (0.55%)        (0.62%)        (0.54%)      (0.73%)
                                                   ========       ========     ========       ========       ========     ========
  Portfolio Turnover Rate ......................      90.59%        193.32%      169.97%        134.25%        182.49%      104.84%
                                                   ========       ========     ========       ========       ========     ========

(i)  Amount was computed based on average shares outstanding during the period.

(ii) Unaudited. Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.

THE ALGER  RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2000

     SHARES     COMMON STOCKS--86.3%                                   VALUE
     ------                                                            -----
                ADVERTISING--2.3%
     35,000     Young & Rubicam Inc. ............................  $  1,949,063
                                                                   ------------
                AUTOMOTIVE--2.0%
     41,600     Harley Davidson, Inc. ...........................     1,656,200
                                                                   ------------
                BUSINESS SERVICES--5.4%
      2,800     Ariba Inc.* .....................................       207,725
      5,400     Diamond Technology Partners Inc., Cl. A* ........       427,275
      6,100     eSpeed Inc., Cl. A* .............................       288,225
     74,850     Fiserv Inc. * ...................................     3,438,422
                                                                   ------------
                                                                      4,361,647
                                                                   ------------
                COMMUNICATION
                  EQUIPMENT--1.4%
     17,100     Efficient Networks Inc.* ........................     1,124,325
                                                                   ------------
                COMMUNICATIONS--.4%
     11,200     Broadwing Inc.* .................................       317,100
                                                                   ------------
                COMPUTER SERVICES--5.8%
      8,800     Amdocs Limited* .................................       595,650
     56,600     CNET Networks Inc.* .............................     1,956,237
     11,600     eBay Inc.* ......................................     1,846,575
      2,300     Inktomi Corp.* ..................................       354,056
                                                                   ------------
                                                                      4,752,518
                                                                   ------------
                COMPUTER SOFTWARE--3.2%
     13,200     Aspect Development, Inc.* .......................       912,450
      9,600     Csg Systems International Inc.* .................       442,800
     34,900     Intuit Inc.* ....................................     1,254,219
                                                                   ------------
                                                                      2,609,469
                                                                   ------------
                COMPUTER TECHNOLOGY--.5%
      9,650     Jabil Circuit Inc.* .............................       395,047
                                                                   ------------
                ELECTRONICS--1.3%
     12,700     Hadco Corp.* ....................................     1,045,369
                                                                   ------------
                ENERGY & ENERGY
                  SERVICES--6.6%
     27,200     B.J. Services Company* ..........................     1,910,800
     16,500     Devon Energy Corporation ........................       795,094
     12,200     EOG Resources Inc. ..............................       303,475
     59,950     Nabors Industries Inc.* .........................     2,364,277
                                                                   ------------
                                                                      5,373,646
                                                                   ------------
                FINANCIAL SERVICES--5.9%
     12,450     Investment Technology Group* ....................       466,875
     28,700     Kansas City Southern
                Industries Inc. .................................     2,062,813
      4,800     Lehman Brothers Holdings Inc. ...................       393,900
     43,500     Paine Webber Group Inc. .........................     1,908,562
                                                                   ------------
                                                                      4,832,150
                                                                   ------------
                FOODS & BEVERAGES--2.1%
     56,300     Starbucks Corp.* ................................     1,702,195
                                                                   ------------
                INDUSTRIAL EQUIPMENT--5.8%
     19,500     Cooper Cameron Corp.* ...........................     1,462,500
      4,500     SPX Corp.* ......................................       494,438
     28,800     Waters Corp.* ...................................     2,728,800
                                                                   ------------
                                                                      4,685,738
                                                                   ------------
                MANUFACTURING--4.1%
     28,800     Dover Corp. .....................................     1,463,400
     26,500     Millipore Corporation ...........................     1,899,719
                                                                   ------------
                                                                      3,363,119
                                                                   ------------
                PAPER PACKAGING &
                  FOREST PRODUCTS--1.2%
     16,800     Sealed Air Corporation* .........................       934,500
                                                                   ------------
                PHARMACEUTICALS--9.8%
      7,100     Allergan Inc. ...................................       418,012
     57,150     Alza Corp.* .....................................     2,518,172
     31,100     Forest Laboratories, Inc.* ......................     2,614,344
     48,400     King Pharmaceuticals Inc.* ......................     2,389,750
                                                                   ------------
                                                                      7,940,278
                                                                   ------------
                RESTAURANTS &
                  LODGING--3.4%
     83,800     Outback Steakhouse, Inc.* .......................     2,744,450
                                                                   ------------
                RETAILING--5.5%
     21,700     Bed Bath & Beyond Inc.* .........................       796,119
     32,600     Best Buy Company Inc.* ..........................     2,632,450
     14,000     BJ's Wholesale Club Inc.* .......................       496,125
     30,500     Family Dollar Stores Inc. .......................       581,406
                                                                   ------------
                                                                      4,506,100
                                                                   ------------
                SEMICONDUCTOR CAPITAL
                  EQUIPMENT--4.4%
      8,400     ASM Lithography Holding NV* .....................       336,000
     26,900     Atmi Inc.* ......................................     1,035,650
     20,213     Teradyne, Inc.* .................................     2,223,430
                                                                   ------------
                                                                      3,595,080
                                                                   ------------
                SEMICONDUCTORS--15.2%
     19,500     Altera Corporation* .............................     1,993,875
     15,800     Amkor Technology, Inc.* .........................       966,762
     48,600     Linear Technology Corporation ...................     2,776,275
     35,500     Maxim Integrated Products, Inc.* ................     2,300,844
     39,800     Microchip Technology Incorporated* ..............     2,470,088
     25,100     Xilinx, Inc.* ...................................     1,838,575
                                                                   ------------
                                                                     12,346,419
                                                                   ------------
                Total Common Stocks
                  (Cost $58,482,287) ............................    70,234,413
                                                                   ------------

THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2000

 PRINCIPAL
  AMOUNT        SHORT-TERM INVESTMENTS--10.7%                         VALUE
---------                                                             -----
                SHORT-TERM CORPORATE
                  NOTES--7.6%
$ 2,000,000     Merrill Lynch & Co., Inc.,
                  6.00%, 5/11/00 ................................  $  1,996,667
  2,500,000     Transamerica Corporation,
                  6.05%, 5/26/00 ................................     2,489,496
  1,700,000     Triple-A One Funding Corporation,
                  6.05%, 5/3/00 (a) .............................     1,699,429
                                                                   ------------
                Total Short-Term Corporate Notes
                  (Cost $6,185,592) .............................     6,185,592
                                                                   ------------
                SECURITIES HELD UNDER
                  REPURCHASE
                  AGREEMENTS--3.1%
                Securities Held Under Repurchase
                  Agreements, 5.77%, 5/1/00, with
                  State Street Bank and Trust, dtd
                  4/28/00, repurchase price
                  $2,526,214; collateralized by
                  Federal Home Loan Mortgage
                  Corp. (par value $2,585,000
                  due 4/19/02) ..................................     2,525,000
                                                                   ------------
                Total Short-Term Investments
                  (Cost $8,710,592) .............................     8,710,592
                                                                   ------------
Total Investments
  (Cost $67,192,879)(b) .............................     97.0%      78,945,005
Other assets in excess of liabilities ...............      3.0        2,483,016
                                                         -----     ------------
Net Assets ..........................................    100.0%    $ 81,428,021
                                                         =====     ============

*    Non-income producing security.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) At April 30, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $67,192,879, amounted to $11,752,126 which consisted of aggregate gross unrealized appreciation of $14,447,789 and aggregate gross unrealized depreciation of $2,695,663.


                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

                                                  SIX MONTHS
                                                     ENDED                            YEAR ENDED OCTOBER 31,
                                                   APRIL 30,      ----------------------------------------------------------------
                                                   2000(II)         1999         1998           1997           1996         1995
                                                   --------       --------     --------       --------       --------     --------
Net asset value,
   beginning of period .........................   $  11.80       $   8.83     $  11.36       $  14.48       $  16.34     $  11.66
                                                   --------       --------     --------       --------       --------     --------
Net investment income (loss) ...................      (0.04)(i)      (0.05)(i)    (0.06)(i)      (0.15)         (0.07)       (0.07)
Net realized and unrealized
   gain on investments .........................       4.87           3.78         1.78           3.46           1.09         6.07
                                                   --------       --------     --------       --------       --------     --------
     Total from investment
       operations ..............................       4.83           3.73         1.72           3.31           1.02         6.00
Distributions from net
   realized gains ..............................         --          (0.76)       (4.25)         (6.43)         (2.88)       (1.32)
                                                   --------       --------     --------       --------       --------     --------
Net asset value,
   end of period ...............................   $  16.63       $  11.80     $   8.83       $  11.36       $  14.48     $  16.34
                                                   ========       ========     ========       ========       ========     ========
Total Return ...................................       40.9%          42.4%        11.5%          28.6%           6.2%        54.1%
                                                   ========       ========     ========       ========       ========     ========
Ratios and Supplemental Data:
  Net assets, end of period
     (000's omitted) ...........................   $ 81,428       $ 28,233     $  6,667       $  6,435       $  9,726     $ 10,914
                                                   ========       ========     ========       ========       ========     ========
  Ratio of expenses to
     average net assets ........................       1.21%          1.23%        1.22%          1.31%          1.16%        1.23%
                                                   ========       ========     ========       ========       ========     ========
  Ratio of net investment
     income (loss) to
     average net assets ........................      (0.47%)        (0.49%)      (0.52%)        (0.79%)        (0.45%)      (0.69%)
                                                   ========       ========     ========       ========       ========     ========
  Portfolio Turnover Rate ......................      74.27%        165.68%      184.23%        183.31%        170.21%      132.74%
                                                   ========       ========     ========       ========       ========     ========

(i)  Amount was computed based on average shares outstanding during the period.

(ii) Unaudited. Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2000

 SHARES         COMMON STOCKS--87.0%                                  VALUE
 ------                                                               -----
                ADVERTISING--.8%
     25,000     Omnicom Group Inc. ..............................  $  2,276,563
                                                                   ------------
                BIO-TECHNOLOGY--3.1%
    112,300     Amgen Inc.*+ ....................................     6,288,800
     25,000     Sepracor Inc*+ ..................................     2,300,000
                                                                   ------------
                                                                      8,588,800
                                                                   ------------
                BROADCASTING--.9%
     39,800     EchoStar Communications Corp., Cl. A*+ ..........     2,534,763
                                                                   ------------
                BUSINESS SERVICES--3.1%
     44,000     Ariba Inc.*+ ....................................     3,264,250
     80,000     BEA Systems Inc.*+ ..............................     3,860,000
     40,000     Vitria Technology Inc.*+ ........................     1,477,500
                                                                   ------------
                                                                      8,601,750
                                                                   ------------
                COMMUNICATION
                  EQUIPMENT--11.4%
    132,200     Cisco Systems, Inc.* ............................     9,165,177
      8,000     Corning Inc.+ ...................................     1,580,000
     30,000     Efficient Networks Inc.*+ .......................     1,972,500
     14,300     Entrust Technologies Inc.* ......................       702,488
     93,800     Ericsson (Lm) Telephone Co. ADR+ ................     8,295,438
     28,500     Motorola, Inc. ..................................     3,393,281
     20,000     PMC-Sierra Inc.* ................................     3,837,500
     13,200     SDL Inc.* .......................................     2,574,000
                                                                   ------------
                                                                     31,520,384
                                                                   ------------
                COMMUNICATIONS--11.7%
    128,500     America Online Inc.* ............................     7,685,906
     88,400     AT&T Corp. Liberty Media Group, Cl. A* ..........     4,414,475
     47,900     Comcast Corp., Cl. A Special ....................     1,918,994
     49,000     Cox Communications Inc., Cl. A*+ ................     2,097,812
    102,000     McLeodUSA, Inc., Cl. A*+ ........................     2,550,000
     11,000     Nextel Communications Inc., Cl. A*+ .............     1,203,812
     61,300     Qualcomm Inc.* ..................................     6,647,219
    103,000     Sprint Corp. (PCS Group)*+ ......................     5,665,000
                                                                   ------------
                                                                     32,183,218
                                                                   ------------
                COMPUTER RELATED &
                  BUSINESS EQUIPMENT--6.2%
     47,150     Hewlett-Packard Company .........................     6,365,250
     26,000     Network Appliance Inc.*+ ........................     1,922,375
     96,800     Sun Microsystems Inc.*+ .........................     8,899,550
                                                                   ------------
                                                                     17,187,175
                                                                   ------------
                COMPUTER SERVICES--12.5%
     63,000     Amdocs Limited*+ ................................     4,264,313
     50,500     CNET Networks Inc* ..............................     1,745,406
     90,400     eBay Inc.*+ .....................................    14,390,550
      6,000     Inktomi Corp.* ..................................       923,625
     30,000     ISS Group, Inc.* ................................     2,713,125
     22,200     Mercury Interactive Corp.* ......................     1,998,000
     65,300     Vignette Corp.* .................................     3,146,644
     40,304     Yahoo Inc.* .....................................     5,249,596
                                                                   ------------
                                                                     34,431,259
                                                                   ------------
                COMPUTER SOFTWARE--8.6%
     40,000     Business Objects ADS*+ ..........................     3,915,000
     24,200     Intuit Inc.* ....................................       869,688
     32,100     I2 Technologies, Inc.*+ .........................     4,148,925
     24,500     Liberate Technologies* ..........................       958,562
     16,000     Microsoft Corporation* ..........................     1,116,000
     53,000     Oracle Corp.* ...................................     4,236,687
     42,900     Phone.com Inc.*+ ................................     3,603,600
     46,000     Veritas Software Corp.*+ ........................     4,934,219
                                                                   ------------
                                                                     23,782,681
                                                                   ------------
                ENERGY & ENERGY
                  SERVICES--2.2%
    136,250     Halliburton Co.+ ................................     6,020,547
                                                                   ------------
                FINANCIAL SERVICES--2.6%
    118,750     Citigroup Inc. ..................................     7,058,203
                                                                   ------------
                MEDICAL SERVICES--1.0%
     44,000     PE Corp.- PE Biosystems Group ...................     2,640,000
                                                                   ------------
                PHARMACEUTICALS--3.6%
     84,650     American Home Products Corp. ....................     4,756,272
     46,650     Warner-Lambert Co. ..............................     5,309,353
                                                                   ------------
                                                                     10,065,625
                                                                   ------------
                RETAILING--3.2%
     16,800     Costco Wholesale Corp.* .........................       908,250
    118,800     Home Depot, Inc. ................................     6,660,225
     23,800     Wal-Mart Stores Inc. ............................     1,317,925
                                                                   ------------
                                                                      8,886,400
                                                                   ------------
                SEMICONDUCTOR
                  CAPITAL EQUIPMENT--6.2%
    110,000     Applied Materials Inc.* .........................    11,199,375
     81,000     ASM Lithography Holding NV*+ ....................     3,240,000
     25,300     Teradyne, Inc.* .................................     2,783,000
                                                                   ------------
                                                                     17,222,375
                                                                   ------------

THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2000

 SHARES         COMMON STOCKS--(CONTINUED)                             VALUE
 ------                                                                -----
                SEMICONDUCTORS--9.9%
     70,500     Altera Corporation* .............................  $  7,208,625
     12,600     Broadcom Corp., Cl. A* ..........................     2,171,925
    106,600     Linear Technology Corporation+ ..................     6,089,525
     53,267     Texas Instruments, Incorporated .................     8,675,863
     45,000     Vitesse Semiconductor Corp.* ....................     3,062,812
                                                                   ------------
                                                                     27,208,750
                                                                   ------------
                Total Common Stocks
                  (Cost $216,695,502) ...........................   240,208,493
                                                                   ------------
                PREFERRED STOCK--1.1%
                  COMMUNICATIONS
     54,300     Nokia Corporation, ADR+
                  (Cost $2,625,410) .............................     3,088,313
                                                                   ------------

  PRINCIPAL
   AMOUNT       SHORT-TERM INVESTMENTS--37.2%
  ---------
                SHORT-TERM CORPORATE
                  NOTES--7.8%
$10,000,000     Honeywell International Inc.,
                  5.98%, 5/5/2000 ...............................     9,993,356
  4,500,000     Merrill Lynch & Co., Inc.,
                  6.00%, 5/11/2000 ..............................     4,492,500
  7,000,000     National Fuel Gas Co.,
                  6.07%, 5/3/2000 ...............................     6,997,639
                                                                   ------------
                Total Short-Term Corporate Notes
                  (Cost $21,483,495) ............................    21,483,495
                                                                   ------------
                SECURITIES HELD UNDER
                  REPURCHASE
                  AGREEMENTS--3.3%
                Securities Held Under Repurchase Agreement,
                  5.77%, 5/1/00, with State Street Bank and Trust,
                  dtd 4/28/00, repurchase price $9,054,352;
                  collateralized by Federal Home Loan Bank
                  (par value $9,210,000 due 11/17/03) ...........     9,050,000
                                                                   ------------
SHARES
-------
                OTHER SHORT-TERM
                  INVESTMENTS--26.1%
 72,221,441     Securities Lending Quality Trust
                  (Cost $72,221,441) (b) ........................    72,221,441
                                                                   ------------

                Total Short-Term Investments
                  (Cost $102,754,936) ...........................   102,754,936
                                                                   ------------
Total Investments
  (Cost $322,075,848)(a) ............................    125.3%     346,051,742
Liabilities in Excess of Other Assets ...............    (25.3)     (69,964,211)
                                                         -----     ------------
Net Assets ..........................................    100.0%    $276,087,531
                                                         =====     ============


*    Non-income producing security.

+    Securities partially or fully on loan.

(a) At April 30, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $322,075,848, amounted to $23,975,894 which consisted of aggregate gross unrealized appreciation of $39,642,292 and aggregate gross unrealized depreciation of $15,666,398.

(b)  Represents investment of cash collateral received for securities on loan.

                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO(i)
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

                               SIX MONTHS
                                  ENDED                                   YEAR ENDED OCTOBER 31,
                                APRIL 30,       -----------------------------------------------------------------------
                                 2000(II)           1999            1998            1997            1996         1995
                                ----------      ----------        --------        --------        --------     --------
Net asset value,
   beginning of period ......   $    16.19      $     8.98        $   9.70        $   9.88        $  12.72     $  10.08
                                ----------      ----------        --------        --------        --------     --------
Net investment
   income (loss) ............        (0.03)(ii)      (0.09)(ii)      (0.08)(ii)      (0.10)(ii)      (0.07)       (0.19)
Net realized and unrealized
   gain on investments ......         4.80            7.63            2.96            2.51            0.83         5.30
                                ----------      ----------        --------        --------        --------     --------
  Total from investment
     operations .............         4.77            7.54            2.88            2.41            0.76         5.11
Distributions from
   net realized gains .......           --           (0.33)          (3.60)          (2.59)          (3.60)       (2.47)
                                ----------      ----------        --------        --------        --------     --------
Net asset value,
   end of period ............   $    20.96      $    16.19        $   8.98        $   9.70        $   9.88     $  12.72
                                ==========      ==========        ========        ========        ========     ========
Total Return ................         29.4%           84.3%           28.1%           26.1%            6.1%        54.4%
                                ==========      ==========        ========        ========        ========     ========
Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted) ........   $  276,088      $   96,711        $  5,587        $  4,520        $  6,703     $  8,116
                                ==========      ==========        ========        ========        ========     ========
  Ratio of expenses excluding
     interest to average
     net assets .............         1.15%           1.28%           1.37%           1.47%           1.37%        1.43%
                                ==========      ==========        ========        ========        ========     ========
  Ratio of expenses including
     interest to average
     net assets .............         1.15%           1.29%           1.44%           1.62%           1.44%        2.70%
                                ==========      ==========        ========        ========        ========     ========
  Ratio of net investment
     income (loss) to
     average net assets .....        (0.29%)         (0.59%)         (0.79%)         (1.02%)         (0.94%)      (2.32%)
                                ==========      ==========        ========        ========        ========     ========
Portfolio Turnover Rate .....        68.96%         155.40%         177.09%         159.56%         203.46%      188.53%
                                ==========      ==========        ========        ========        ========     ========
Amount of debt outstanding
   at end of period .........           --              --              --        $127,000              --     $302,600
                                ==========      ==========        ========        ========        ========     ========
Average amount of debt
   outstanding during
   the period ...............           --      $   42,036        $ 49,890        $127,915        $ 62,130     $939,600
                                ==========      ==========        ========        ========        ========     ========
Average daily number of
   shares outstanding
   during the period ........   10,128,366       2,470,314         505,939         511,947         595,051      565,805
                                ==========      ==========        ========        ========        ========     ========
Average amount of debt
   per share during
   the period ...............           --      $     0.02        $   0.10        $   0.25        $   0.10     $   1.66
                                ==========      ==========        ========        ========        ========     ========

(i) Prior to April 12, 1996, the Alger Capital Appreciation Retirement Portfolio was the Alger Defined Contribution Leveraged AllCap Portfolio.

(ii) Amount was computed based on average shares outstanding during the peroid.

(iii) Unaudited. Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2000

                                                                                                        MIDCAP          CAPITAL
                                                                       GROWTH         SMALL CAP         GROWTH        APPRECIATION
                                                                     PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                                    ------------     ------------     -----------     ------------
ASSETS:
Investments in securities, at value (identified cost*)--
   see accompanying schedules of investments ....................   $121,828,206     $163,407,988     $78,945,005     $346,051,742
Cash ............................................................         24,013           35,130          29,252           25,694
Receivable for investment securities sold .......................      1,095,835        6,315,327       2,137,636        6,690,760
Receivable for shares of beneficial interest sold ...............         95,205          431,146         879,543          835,349
Dividends and interest receivable ...............................         23,108            3,714           2,672           40,009
Prepaid expenses ................................................         19,594           11,861           9,643           19,904
                                                                    ------------     ------------     -----------     ------------
  Total Assets ..................................................    123,085,961      170,205,166      82,003,751      353,663,458
                                                                    ------------     ------------     -----------     ------------

LIABILITIES:
Payable for securities loaned ...................................      6,728,754               --              --       72,221,441
Payable for investment securities purchased .....................      1,796,648        1,235,938         390,955        4,813,508
Payable for shares of beneficial interest redeemed ..............         27,961          184,387          48,547           10,045
Accrued investment management fees ..............................         68,615          115,257          49,150          188,514
Accrued expenses ................................................        141,206          198,584          87,078          342,419
                                                                    ------------     ------------     -----------     ------------
  Total Liabilities .............................................      8,763,184        1,734,166         575,730       77,575,927
                                                                    ------------     ------------     -----------     ------------
NET ASSETS ......................................................   $114,322,777     $168,471,000     $81,428,021     $276,087,531
                                                                    ============     ============     ===========     ============
Net Assets Consist of:
  Paid-in capital ...............................................   $ 72,617,372     $148,108,138     $65,058,098     $236,287,396
  Undistributed net investment income
     (accumulated loss) .........................................       (411,241)      (1,130,325)       (438,322)        (955,143)
  Undistributed net realized gain ...............................     16,486,443       16,384,895       5,056,119       16,779,384
  Net unrealized appreciation ...................................     25,630,203        5,108,292      11,752,126       23,975,894
                                                                    ------------     ------------     -----------     ------------
NET ASSETS ......................................................   $114,322,777     $168,471,000     $81,428,021     $276,087,531
                                                                    ============     ============     ===========     ============

Shares of beneficial interest outstanding--Note 6 ...............      5,499,670        6,222,042       4,895,575       13,174,986
                                                                    ============     ============     ===========     ============

NET ASSET VALUE PER SHARE .......................................   $      20.79     $      27.08     $     16.63     $      20.96
                                                                    ============     ============     ===========     ============
*Identified cost ................................................   $ 96,198,003     $158,299,696     $67,192,879     $322,075,848
                                                                    ============     ============     ===========     ============

                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
STATEMENTS OF OPERATIONS (Unaudited)
For the six months ended April 30, 2000

                                                                                                      MIDCAP            CAPITAL
                                                                    GROWTH         SMALL CAP          GROWTH         APPRECIATION
                                                                   PORTFOLIO       PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                  ----------       ----------       -----------       -----------
INVESTMENT INCOME
Income:
  Dividends .................................................     $   188,422       $   13,392       $    18,719       $   199,034
  Interest ..................................................         250,480          524,307           165,357           733,828
                                                                  -----------       ----------       -----------       -----------
    Total income ............................................         438,902          537,699           184,076           932,862
                                                                  -----------       ----------       -----------       -----------

Expenses:
  Management fees--Note 3(a) ................................         349,233          527,743           200,226           922,322
  Shareholder servicing fees ................................         109,750          140,715            57,309           220,346
  Interest on line of credit utilized--Note 5 ...............              --               --               886                --
  Custodian fees ............................................           7,024            9,935             7,524            14,203
  Transfer agent fees--Note 3(c) ............................           1,247            1,247             1,247             1,247
  Shareholder reports .......................................           1,100            9,375             2,530            15,170
  Professional fees .........................................           3,536            6,039             6,061             6,773
  Trustees' fees ............................................           2,241            2,241             2,241             2,241
  Miscellaneous .............................................          24,797           44,584            24,385            64,217
                                                                  -----------       ----------       -----------       -----------
    Total Expenses ..........................................         498,928          741,879           302,409         1,246,519
                                                                  -----------       ----------       -----------       -----------
NET INVESTMENT LOSS .........................................         (60,026)        (204,180)         (118,333)         (313,657)
                                                                  -----------       ----------       -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
  Net realized gain on investments ..........................       3,934,018        6,166,457         2,910,553        14,379,793
  Net change in unrealized appreciation (depreciation)
     on investments .........................................      11,785,246       (4,691,448)        9,904,602        12,295,501
                                                                  -----------       ----------       -----------       -----------
  Net realized and unrealized gain (loss)
     on investments .........................................      15,719,264        1,475,009        12,815,155        26,675,294
                                                                  -----------       ----------       -----------       -----------
  NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ..............................     $15,659,238       $1,270,829       $12,696,822       $26,361,637
                                                                  ===========       ==========       ===========       ===========

                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO
STATEMENT OF CASH FLOWS (Unaudited)
For the six months ended April 30, 2000

INCREASE (DECREASE) IN CASH:
Cash flows from operating activities:
  Dividends received .........................................   $     179,248
  Interest received ..........................................         729,476
  Operating expenses paid ....................................        (885,388)
  Purchase of investment securities ..........................    (255,336,258)
  Purchase of short-term securities, net .....................     (98,063,972)
  Proceeds from disposition of investment securities .........     129,488,620
  Other ......................................................            (984)
                                                                 -------------
      Net cash used in operating activities ..................    (223,889,258)
                                                                 -------------
Cash flows from financing activities:
  Proceeds from shares sold ..................................     182,821,465
  Payments on shares redeemed ................................     (31,184,337)
  Increase in cash collateral received on securities loaned ..      72,221,441
                                                                 -------------
  Net cash provided by financing activities ..................     223,858,569
                                                                 -------------
Net decrease in cash .........................................         (30,689)
Cash--beginning of period ....................................          56,383
                                                                 -------------
Cash--end of period ..........................................   $      25,694
                                                                 =============

RECONCILIATION OF NET INCREASE IN NET  ASSETS
TO NET CASH USED IN OPERATING ACTIVITIES:
  Net increase in net assets resulting from operations .......   $  26,361,637
  Increase in investments ....................................    (223,995,816)
  Increase in receivable for investment securities sold ......      (3,633,598)
  Increase in interest and dividends receivable ..............         (24,137)
  Increase in payable for investment securities purchased ....       3,717,804
  Net realized gain on investments ...........................     (14,379,793)
  Net increase in unrealized appreciation on investments .....     (12,295,501)
  Increase in accrued expenses and other liabilities .........         361,130
  Net increase in other assets ...............................            (984)
                                                                 -------------
    Net cash used in operating activities ....................   $(223,889,258)
                                                                 =============

                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) For the six months ended April 30, 2000

                                                                                                       MIDCAP            CAPITAL
                                                                    GROWTH           SMALL CAP         GROWTH         APPRECIATION
                                                                   PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                 ------------      ------------      ------------     ------------
Net investment loss .........................................    $    (60,026)     $   (204,180)     $   (118,333)    $   (313,657)
Net realized gain on investments ............................       3,934,018         6,166,457         2,910,553       14,379,793
Net change in unrealized appreciation (depreciation)
   on investments ...........................................      11,785,246        (4,691,448)        9,904,602       12,295,501
                                                                 ------------      ------------      ------------     ------------
Net increase in net assets resulting
   from operations ..........................................      15,659,238         1,270,829        12,696,822       26,361,637
Net increase from shares of beneficial
   interest transactions--Note 6 ............................      25,917,615       103,489,481        40,497,851      153,015,123
                                                                 ------------      ------------      ------------     ------------
    Total increase ..........................................      41,576,853       104,760,310        53,194,673      179,376,760
Net Assets:
  Beginning of period .......................................      72,745,924        63,710,690        28,233,348       96,710,771
                                                                 ------------      ------------      ------------     ------------
  End of period .............................................    $114,322,777      $168,471,000      $ 81,428,021     $276,087,531
                                                                 ============      ============      ============     ============
Undistributed net investment income (accumulated loss) ......    $   (411,241)     $ (1,130,325)     $   (438,322)    $   (955,143)
                                                                 ============      ============      ============     ============

THE ALGER RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended October 31, 1999

                                                                                                       MIDCAP            CAPITAL
                                                                    GROWTH           SMALL CAP         GROWTH         APPRECIATION
                                                                   PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                 ------------      ------------      ------------     ------------
Net investment loss .........................................    $   (236,983)     $   (250,412)     $    (72,311)    $   (210,506)
Net realized gain on investments ............................      12,595,530         9,628,923         1,917,140        2,007,349
Net change in unrealized appreciation (depreciation)
   on investments ...........................................       6,033,835         7,219,880         1,394,775       10,598,903
                                                                 ------------      ------------      ------------     ------------
Net increase in net assets resulting
   from operations ..........................................      18,392,382        16,598,391         3,239,604       12,395,746
Distributions to Shareholders:
   Net realized gains .......................................      (1,518,169)       (3,871,054)       (1,161,271)        (824,545)
Net increase from shares of beneficial
   interest transactions--Note 6 ............................      15,675,939        21,045,643        19,488,397       79,552,891
                                                                 ------------      ------------      ------------     ------------
    Total increase ..........................................      32,550,152        33,772,980        21,566,730       91,124,092
Net Assets:
  Beginning of year .........................................      40,195,772        29,937,710         6,666,618        5,586,679
                                                                 ------------      ------------      ------------     ------------
  End of year ...............................................    $ 72,745,924      $ 63,710,690      $ 28,233,348     $ 96,710,771
                                                                 ============      ============      ============     ============
Undistributed net investment income (accumulated loss) ......    $   (351,215)     $   (926,145)     $   (319,989)    $   (641,486)
                                                                 ============      ============      ============     ============

                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE--General:

      The Alger Retirement Fund (the "Fund"), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company and currently issues four classes of shares of beneficial interest --Growth Portfolio, Small Cap Portfolio, MidCap Growth Portfolio and Capital Appreciation Portfolio (the "Portfolios"). The investment objective of each Portfolio is long-term capital appreciation. Each Portfolio seeks to achieve its objective by investing primarily in equity securities.

NOTE 2--Significant Accounting Policies:

      (a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

      Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

      Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

      (b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

      (c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreeements are collateralized by U.S. Government securities which are verified by the investment manager as being either received and held in physical possession by the custodian or as having been received by such custodian in book-entry form through the Federal Reserve book-entry system. The investment manager monitors the value of the collateral at the time the repurchase agreement is entered into and on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

      (d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, provided that the market value of securities loaned will not at any time exceed one-third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the investment manager ensures that the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100 percent of the current market value of the loaned securities. At April 30, 2000, the value of securities loaned and collateral received thereon were as follows:

                                                  VALUE OF
                                                 SECURITIES         VALUE OF
                                                   LOANED          COLLATERAL
                                                 -----------      -----------
  Growth Portfolio ........................      $ 6,667,790      $ 6,728,754
  Small Cap Portfolio .....................        1,919,125        4,771,992
  MidCap Growth Portfolio .................               --               --
  Capital Appreciation Portfolio ..........       73,673,175       72,221,441

      (e) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date. With respect to all Portfolios, dividends from net investment income and distributions from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

      (f) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

      (g) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

      (h) OTHER These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--Investment Management Fees and Other Transactions with Affiliates:

      (a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

  Growth Portfolio ...................................................  .75%
  Small Cap Portfolio ................................................  .85
  MidCap Growth Portfolio ............................................  .80
  Capital Appreciation Portfolio .....................................  .85

      (b) BROKERAGE COMMISSIONS: During the six months ended April 30, 2000, the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc."), the Fund's distributor, commissions of $87,179, $69,307, $53,019 and $111,416, respectively, in connection with securities transactions.

      (c) TRANSFER AGENT FEES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the six months ended April 30, 2000, each Portfolio incurred fees of $1,250 for services provided by Alger Services.

      (d) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Alger Services. At April 30, 2000, Alger Management and its affiliates owned 1,470,372 shares, 694,477 shares, 1,807,564 shares and 1,086,192 shares of the
Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio, respectively.

NOTE 4--Securities Transactions:

      The following summarizes the securities transactions by the Fund, other than short-term securities, for the six months ended April 30, 2000:

                                                 PURCHASES            SALES
                                               ------------      ------------
  Growth Portfolio ......................      $ 64,085,040      $ 44,478,461
  Small Cap Portfolio ...................       171,663,644        95,913,564
  MidCap Growth Portfolio ...............        66,220,545        34,567,354
  Capital Appreciation Portfolio ........       259,054,062       133,118,841

NOTE 5--Lines of Credit:

      The Fund has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand. With the exception of the Capital Appreciation Portfolio, the Fund borrows under such lines of credit exclusively for temporary or emergency purposes.

      The Capital Appreciation Portfolio may borrow up to 1/3 of the value of its assets, as defined, to purchase additional securities. To the extent the Capital Appreciation Portfolio borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. For the six months ended April 30, 2000, the Capital Appreciation Portfolio had no such borrowings.

NOTE 6--Share Capital:

      The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four classes of shares.

      During the six months ended April 30, 2000, transactions of shares of beneficial interest were as follows:

                                                    SHARES          AMOUNT
                                                  ----------    ------------
  Growth Portfolio
     Shares sold ..............................    1,838,084    $ 37,125,888
     Shares redeemed ..........................     (574,697)    (11,208,273)
                                                  ----------    ------------
     Net increase .............................    1,263,387    $ 25,917,615
                                                  ==========    ============

THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                                  SHARES             AMOUNT
                                               ----------        -------------
Small Cap Portfolio
   Shares sold ............................     3,862,750        $ 116,141,562
   Shares redeemed ........................      (432,717)         (12,652,081)
                                               ----------        -------------
   Net increase ...........................     3,430,033        $ 103,489,481
                                               ==========        =============

MidCap Growth Portfolio
   Shares sold ............................     3,505,456        $  54,471,557
   Shares redeemed ........................    (1,003,239)         (13,973,706)
                                               ----------        -------------
   Net increase ...........................     2,502,217        $  40,497,851
                                               ==========        =============
Capital Appreciation Portfolio
   Shares sold ............................     8,618,290        $ 183,639,970
   Shares redeemed ........................    (1,415,006)         (30,624,847)
                                               ----------        -------------
   Net Increase ...........................     7,203,284        $ 153,015,123
                                               ==========        =============

      During the year ended October 31, 1999, transactions of shares of beneficial interest were as follows:

                                                  SHARES             AMOUNT
                                               ----------        -------------
Growth Portfolio
   Shares sold ............................     1,735,529        $  27,485,084
   Dividends reinvested ...................        91,899            1,518,169
   Shares redeemed ........................      (841,672)         (13,327,314)
                                               ----------        -------------
   Net increase ...........................       985,756        $  15,675,939
                                               ==========        =============
Small Cap Portfolio
   Shares sold ............................     1,661,996        $  36,124,686
   Dividends reinvested ...................       178,225            3,871,054
   Shares redeemed ........................      (876,494)         (18,950,097)
                                               ----------        -------------
   Net increase ...........................       963,727        $  21,045,643
                                               ==========        =============
MidCap Growth Portfolio
   Shares sold ............................     2,250,079        $  25,688,243
   Dividends reinvested ...................        99,680            1,161,271
   Shares redeemed ........................      (711,449)          (7,361,117)
                                               ----------        -------------
   Net increase ...........................     1,638,310        $  19,488,397
                                               ==========        =============
Capital Appreciation Portfolio
   Shares sold ............................     6,444,281        $  95,011,629
   Dividends reinvested ...................        57,062              824,545
   Shares redeemed ........................    (1,151,755)         (16,283,283)
                                               ----------        -------------
   Net increase ...........................     5,349,588        $  79,552,891
                                               ==========        =============

                             --------------------
             RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A special meeting of shareholders was held on April 28, 2000. The following matters were submitted to a shareholder vote with the following results:

Proposal 1--the election or reelection of the following as trustees of the Fund:

      Fred M. Alger III, David D. Alger, Charles F. Baird, Jr., Roger P. Cheever, Lester L. Colbert, Jr., Stephen E. O'Neil, Nathan E. Saint-Amand and B. Joseph White.

Each of the candidates was elected or reelected and received at least 13,345,507 affirmative votes; no more than 40,121 votes were withheld for any candidate.

Proposal 2--the ratification of the selection of Arthur Andersen LLP as the Fund's independent public accountants for the fiscal year ending October 31, 2000: For--13,271,994; Against--71,240; Abstain--42,394.

Proposal  3--deletion  of the  fundamental  investment  policy  of  the  Capital
Appreciation Portfolio that permits the portfolio to borrow from banks for investment (leveraging) purposes was not passed; the voting results were:
For--3,585,601; Against--115,232; Abstain--48,927; Broker Non-Votes--160,306.

                     (This page intentionally left blank.)

The Alger Retirement Fund
1 World Trade Center
Suite 9333
New York, N.Y. 10048
(800) 992-3863
www.algerretirement.com
----------------------------------------
Board of Trustees
Fred M. Alger, Chairman
David D. Alger
Charles F. Baird, Jr.
Roger P. Cheever
Lester L. Colbert, Jr.
Stephen E. O'Neil
Nathan E. Saint-Amand
B. Joseph White
----------------------------------------
Investment Manager
Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, N.Y. 10048
----------------------------------------
Distributor
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, N.J. 07302
----------------------------------------
Transfer Agent
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, N.J. 07302
----------------------------------------

This report is submitted for the general information of the shareholders of The Alger Retirement Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.
RREP40






                                            |
                                       THE  |
                                     ALGER  |
                                RETIREMENT  |
                                      FUND  |
                                            |



                                  Alger Growth
                              Retirement Portfolio

                                Alger Small Cap
                              Retirement Portfolio

                              Alger MidCap Growth
                              Retirement Portfolio

                           Alger Capital Appreciation
                              Retirement Portfolio


                                           |
                                           |
                             SEMI-ANNUAL   |   April 30, 2000
                                  REPORT   |   (Unaudited)
                                           |
                                           |